Commitments and Contingencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Lease term	3 years		3 years
Remaining lease term			2 years 10 months 24 days		1 year 1 month 6 days
Operating lease expense (in Dollars)	$ 31,102	$ 32,113	$ 127,946	$ 121,980
Office Lease [Member]
Commitments and Contingencies [Line Items]
Remaining lease term			2 years 7 months 6 days		9 months 18 days
Operating lease discount rate, percentage			7.70%		10.34%